Tax on Profit/Loss for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax on profit/(loss) for the year:
Current tax	€ (477)	€ (227)	€ (652)
Current tax expense (income) and adjustments for current tax of prior periods	(477)	(227)	(652)
Tax for the year can be explained as follows:
Profit/(loss) before tax	(124,374)	(68,732)	(33,574)
Tax at the Danish corporation tax rate of 22%	(27,362)	(15,121)	(7,890)
Tax effect of:
Non-deductible costs	1,553	1,153	359
Additional tax deductions	(356)	(65)	(703)
Tax credits	1,028	740	787
Other effects	(598)	(266)	(330)
Change in unrecognized deferred tax assets	25,258	13,332	7,125
Tax on profit/(loss) for the year	(477)	(227)	(652)
Unrecognized deferred tax asset:
Tax deductible losses	(52,084)	(27,188)	(13,404)
Deferred income	(86)	(144)	(725)
Other temporary differences	(545)	(124)	5
Unrecognized deferred tax asset	€ (52,715)	€ (27,456)	€ (14,124)